Summary of Significant Accounting Policies - Summarize Impact of Adopting Topic 606 on Financial Statements (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net revenue	$ 457,103	$ 284,372	$ 1,146,028	$ 770,619	$ 1,097,174	$ 937,553
Assets:
Accounts receivable, net	259,542		259,542		202,334	122,042
Prepaid and other current assets	38,014		38,014		24,696	17,298
Deferred Tax Assets					1,646
Liabilities and Stockholders' Equity
Income tax payable					8,524
Other liabilities and accrued expenses					107,017
Total stockholders' equity	$ 388,552	$ 147,216	$ 388,552	$ 147,216	216,775	$ 162,702	$ 240,506	$ 143,513	$ 254,661
Calculated under Revenue Guidance in Effect before Topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net revenue					1,098,018
Assets:
Accounts receivable, net					157,934
Prepaid and other current assets					13,514
Deferred Tax Assets					900
Liabilities and Stockholders' Equity
Income tax payable					8,857
Other liabilities and accrued expenses					45,825
Total stockholders' equity					221,306
Difference between Revenue Guidance in Effect before and after Topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net revenue					(844)
Assets:
Accounts receivable, net					44,400
Prepaid and other current assets					11,182
Deferred Tax Assets					746
Liabilities and Stockholders' Equity
Income tax payable					(333)
Other liabilities and accrued expenses					61,192
Total stockholders' equity					$ (4,531)